Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments Reported In Other Current and Non-Current Assets

The following is a summary of our investments and the related funding commitments (in millions):

	June 30, 2013		December 31,
		Funding	2012
	Assets	Commitments	Assets
Chem-Mod LLC	$4.0	$—	$4.0
Chem-Mod International LLC	2.0	—	2.0
C-Quest Technology LLC	—	—	—
Clean-coal investments
Non-controlling interest in four limited liability companies that own nine 2009 Era Clean Coal Plants	8.5	2.0	2.8
Controlling interest in two limited liability companies that own five 2009 Era Clean Coal Plants	5.5	2.0	6.3
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	12.5	—	13.2
Controlling interest in four limited liability companies that own four 2011 Era Clean Coal Plants	25.8	5.2	9.2
Controlling interest in a limited liability company that owns six 2011 Era Clean Coal Plants	3.7	4.6	5.1
Notes receivable and interest from co-investor related to the sales of three 2009 Era Plants	—	—	8.5
Other investments	3.5	5.9	3.0

Total investments	$65.5	$19.7	$54.1

The following is a summary of our investments and the related funding commitments (in millions):

	December 31, 2012		December 31,
	Assets	Funding Commitments	2011 Assets
Chem-Mod LLC	$4.0	$—	$—
Chem-Mod International LLC	2.0		—
C-Quest Technology LLC	—	—	—
Clean coal investments:
Non-controlling interest in five limited liability companiesthat own twelve 2009 Era Clean Coal Plants	7.8	0.4	8.9
Controlling interest in a limited liability company that owns two 2009 Era Clean Coal Plants	1.3	—	1.5
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	13.2	—	—
Controlling interest in a limited liability company that owns ten 2011 Era Clean Coal Plants	14.3	3.9	33.4
Notes receivable and interest from co-investorrelated to the sales of three 2009 Era Plants	8.5	—	8.0
Other investments	3.0	2.9	2.0

Total investments	$54.1	$7.2	$53.8